UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21337

Salomon Brothers Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York,	NY 10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: May 31

Date of reporting period: November 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Salomon Brothers

Global High Income Fund Inc.

Semi-Annual Report

November 30, 2004

PFPC Inc.

P.O. Box 43027

Boston, MA 02266-3027

EHISEMI 11/04

04-7650

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Letter From the Chairman

R. Jay Gerken, CFA

Chairman and Chief Executive Officer

Dear Shareholder,

The bond markets generated positive returns over the six-month period ended November 30, 2004. Although prices declined early in the period, they stabilized over recent months. The pullback in bond prices, which tend to move opposite anticipated interest rate movements, was triggered by heightened concern about resurgent inflation and rising interest rates. Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between steady growth and the inflation that generally can accompany it.

For the first time in four years, the Federal Reserve Board (“Fed”)i raised short-term interest rates during the six months ended November 30, 2004. The Fed raised its target for the closely watched federal funds rateii by 0.25% on several occasions, increasing it from a four-decade low of 1.00% in June to 2.00% in November, and then again to 2.25% on December 14th, after the fund’s reporting period had ended.

After declining in April and May, among significant U.S. Treasury volatility, the high-yield market benefited during the period due to a strong rally in U.S. Treasuries as the economy showed signs of slowing. Recent improvement in the U.S. economy has proved favorable for corporate earnings and the corporate bond credit environment. While markets will fluctuate, the high-yield market has remained healthy from a fundamental perspective, as many companies generated better-than-expected earnings and default rates continued to decline.

Emerging markets debt performed positively through the six months ended November 30, 2004, returning 13.82% as represented by the JP Morgan Emerging Markets Bond Index Plus (“EMBI+”).iii Markets rallied over the summer — taking back losses in April and May — and performed strongly through the end of the period. Investors focused their attention on favorable country fundamentals and strength in commodity prices, such as metals, agriculture and oil. Despite concerns that high-energy prices might dampen a global recovery, the markets benefited from higher-than-expected global economic growth. Furthermore, continued progress on political and economic reforms and a generally positive macroeconomic environment led to a spate of bond rating upgrades or improved outlooks from credit rating services, which encouraged broader investor participation in emerging markets.

For the six months ended November 30, 2004, the Salomon Brothers Global High Income Fund Inc. returned 9.82%, based on its New York Stock Exchange (“NYSE”) market price and 8.46% based on its net asset value (“NAV”)iv per share. The fund outperformed its unmanaged benchmark, the Lehman Brothers Aggregate Bond Index,v which returned 3.82% for the same time frame. In comparison, the fund’s Lipper global income closed-end funds category averagevi was 11.44% over the six months ended November 30, 2004. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the fund distributed dividends to shareholders totaling $0.6375 per share. The performance table on the next page shows the fund’s 30-day SEC yield as well as its six-month total return based on its NAV and market price as of November 30, 2004. Past performance is no guarantee of future results. The fund’s yields will vary.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

FUND PERFORMANCE AS OF NOVEMBER 30, 2004

(unaudited)

Price Per Share	30-Day SEC Yield	Six-Month Total Return

$15.06 (NAV)	6.51%	8.46%

$14.44 (NYSE)	6.79%	9.82%

All figures represent past performance and are not a guarantee of future results. The fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund’s expenses for the period. These yields are as of November 30, 2004 and are subject to change.

Information About Your Fund

As you may be aware several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

Looking for Additional Information?

The fund is traded under the symbol “EHI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XEHIX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial websites as well as www.sbam.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund’s current NAV, market price, and other information.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman and Chief Executive Officer

January 20, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in the fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Investments in small capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Leverage may magnify gains and increase losses in the fund’s portfolio.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii	The JP Morgan Emerging Markets Bond Index Plus is a total-return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets.
iv	NAV is calculated by subtracting total liabilities from the closing value of all securities held by the fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the fund has invested. However, the price at which an investor may buy or sell shares of the fund is at the fund’s market price as determined by supply of and demand for the fund’s shares.
[v]	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
vi	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended November 30, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 8 funds in the fund’s Lipper category, and excluding sales charges.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Fund at a Glance (unaudited)

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Schedule of Investments (unaudited)

November 30, 2004

Face Amount	Security(a)	Value
U.S. Government Agencies & Obligations (b)(c) — 50.1%
	Federal Home Loan Mortgage Corporation (FHLMC) Gold:
$70,000,000	5.000%, 28 year	$69,146,840
30,000,000	5.500%, 28 year	30,365,640
	Federal National Mortgage Association (FNMA):
10,000,000	6.000%, 27 year	10,315,620
40,000,000	4.500%, 30 year	38,437,520
20,000,000	5.500%, 30 year	20,231,240
60,000,000	6.000%, 30 year	61,931,280

	Total U.S. Government Agencies & Obligations (Cost — $224,965,626)	230,428,140

Corporate Bonds & Notes — 33.8%
Basic Industries — 7.2%
375,000	Ainsworth Lumber Co. Ltd., Sr. Notes, 7.250% due 10/1/12 (d)	376,875
475,000	AK Steel Corp., 7.875% due 2/15/09	485,688
700,000	Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13	752,500
	Appleton Papers Inc.:
375,000	Sr. Notes, 8.125% due 6/15/11	405,938
375,000	Sr. Sub. Notes, Series B, 9.750% due 6/15/14	415,313
1,750,000	Applied Extrusion Technologies, Inc., Series B, 10.750% due 7/1/11 (e)	1,023,750
950,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (d)	1,071,125
1,250,000	Berry Plastics Corp., 10.750% due 7/15/12	1,437,500
300,000	Borden U.S. Finance Corp., Secured Notes, 9.000% due 7/15/14 (d)	331,500
800,000	Bowater Inc., Debentures, 9.500% due 10/15/12	906,934
1,500,000	Buckeye Technologies Inc., Sr. Sub. Notes, 8.000% due 10/15/10	1,522,500
750,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	870,000
1,000,000	Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10 (d)	1,192,500
1,250,000	Huntsman ICI Chemicals, 10.125% due 7/1/09	1,325,000
750,000	IMCO Recycling Inc., Secured Notes, 10.375% due 10/15/10	847,500
50,000	ISP Holdings Inc., Secured Notes, Series B, 10.625% due 12/15/09	55,750
525,000	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	636,563
1,250,000	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	1,431,250
1,500,000	Koppers Inc., 9.875% due 10/15/13	1,705,500
1,425,000	Lyondell Chemical Co., Secured Notes, Series A, 9.625% due 5/1/07	1,578,187
1,000,000	Millennium America Inc., 9.250% due 6/15/08	1,132,500
200,000	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12	218,000
925,000	Mueller Holdings, Inc., Discount Notes, (zero coupon until 4/15/09, 14.750% thereafter), due 4/15/14	629,000

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Schedule of Investments (unaudited) (continued)

November 30, 2004

Face Amount	Security(a)	Value
Basic Industries — 7.2% (continued)
$1,375,000	NewMarket Corp., 8.875% due 5/1/10	$1,526,250
1,450,000	Plastipak Holdings Inc., 10.750% due 9/1/11	1,631,250
	Pliant Corp.:
225,000	13.000% due 6/1/10	217,125
100,000	Secured Notes, 11.125% due 9/1/09	110,000
1,500,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	1,237,500
625,000	Resolution Performance Products Inc., Sr. Sub. Notes, 13.500% due 11/15/10	685,937
1,575,000	Rhodia SA, Sr. Sub. Notes, 8.875% due 6/1/11	1,551,375
	Stone Container Corp., Sr. Notes:
950,000	9.750% due 2/1/11	1,054,500
1,000,000	8.375% due 7/1/12	1,100,000
25,000	Stone Container Finance Co., 7.375% due 7/15/14	26,937
1,400,000	Tekni-Plex, Inc., Series B, 12.750% due 6/15/10	1,246,000
75,000	Tembec Industries, Inc., 8.625% due 6/30/09	75,187
894,000	Westlake Chemical Corp., 8.750% due 7/15/11	1,012,455
1,150,000	Wolverine Tube, Inc., 10.500% due 4/1/09	1,259,250

		33,085,139

Consumer Cyclicals — 3.0%
2,000,000	Buffets, Inc., Sr. Sub. Notes, 11.250% due 7/15/10	2,140,000
1,000,000	Carrols Corp., 9.500% due 12/1/08	1,038,000
1,150,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, thereafter), 9.750% due 3/15/14	851,000
1,000,000	Courtyard By Marriott II L.P., Sr. Notes, Series B, 10.750% due 2/1/08	1,005,000
875,000	Denny’s Corp., Sr. Notes, 10.000% due 10/1/12 (d)	923,125
	Eye Care Centers of America, Inc.:
2,000,000	6.289% due 5/1/08 (f)	1,950,000
325,000	9.125% due 5/1/08	326,625
	FelCor Lodging L.P.:
65,000	9.000% due 9/15/08	68,575
675,000	8.500% due 6/1/11	759,375
1,000,000	John Q. Hammons Hotels L.P., 1st Mortgage, Series B, 8.875% due 5/15/12	1,142,500
75,000	LCE Acquisition Corp., 9.000% due 8/1/14 (d)	81,000
1,200,000	Leslie’s Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	1,230,000
	Levi Strauss & Co., Sr. Notes:
750,000	11.625% due 1/15/08	787,500
25,000	12.250% due 12/15/12	26,500
1,000,000	MeriStar Hospitality Operating Partnership, L.P., 10.500% due 6/15/09	1,100,000

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Schedule of Investments (unaudited) (continued)

November 30, 2004

Face Amount	Security(a)	Value
Consumer Cyclicals — 3.0% (continued)
	Six Flags, Inc., Sr. Notes:
$250,000	9.750% due 4/15/13	$248,750
200,000	9.625% due 6/1/14	197,750

		13,875,700

Consumer Non-Cyclicals — 7.5%
925,000	aaiPharma Inc., 11.500% due 4/1/10 (f)	679,875
614,724	Ahold Lease U.S.A., Inc., Series A-1, 7.820% due 1/2/20	675,044
1,100,000	AmeriPath, Inc., 10.500% due 4/1/13	1,138,500
337,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	337,000
725,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08	760,344
650,000	Caesars Entertainment Inc., Sr. Sub. Notes, 8.875% due 9/15/08	738,563
1,500,000	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07	1,496,250
140,000	Elan Pharmaceutical Investment III Ltd., Series B, 7.720% due 3/15/05	142,800
585,000	Elizabeth Arden, Inc., Secured Notes, Series B, 11.750% due 2/1/11	691,763
750,000	Extendicare Health Services, Inc., 9.500% due 7/1/10	843,750
700,000	Genesis HealthCare Corp., Sr. Sub. Notes, 8.000% due 10/15/13	761,250
750,000	Global Cash Access LLC, Sr. Sub. Notes, 8.750% due 3/15/12	813,750
400,000	HCA Inc., Notes, 6.375% due 1/15/15	397,093
825,000	Herbst Gaming Inc., Sr. Sub.Notes, 7.000% due 11/15/14 (d)	831,187
1,400,000	Hines Nurseries, Inc., 10.250% due 10/1/11	1,536,500
2,500,000	Home Interiors & Gifts, Inc., 10.125% due 6/1/08	2,075,000
750,000	IASIS Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (d)	819,375
1,625,000	Icon Health & Fitness, Inc., 11.250% due 4/1/12	1,373,125
1,375,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	1,608,750
425,000	InSight Health Services Corp., Series B, 9.875% due 11/1/11	433,500
1,520,000	Jafra Cosmetics International Inc., 10.750% due 5/15/11	1,725,200
450,000	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (d)	459,000
415,000	Medical Device Manufacturing Inc., 10.000% due 7/15/12 (d)	448,200
1,600,000	MGM MIRAGE, Sr. Notes, 6.750% due 9/1/12 (d)	1,688,000
	Pinnacle Entertainment, Inc.:
800,000	8.750% due 10/1/13	866,000
1,000,000	Sr. Sub. Notes, 8.250% due 3/15/12	1,040,000
600,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (d)	546,000
1,000,000	Psychiatric Solutions, Inc., Sr. Sub. Notes, 10.625% due 6/15/13	1,162,500
1,000,000	Rite Aid Corp., Notes, 6.125% due 12/15/08 (d)	945,000
525,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	557,812
250,000	Swift & Co., 10.125% due 10/1/09	278,750
536,000	Tempur-Pedic Inc. & Tempur Production U.S.A. Inc., Sr. Sub. Notes, 10.250% due 8/15/10	623,100

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Schedule of Investments (unaudited) (continued)

November 30, 2004

Face Amount	Security(a)	Value
Consumer Non-Cyclicals — 7.5% (continued)
	Tenet Healthcare Corp.:
$125,000	Notes, 7.375% due 2/1/13	$122,500
	Sr. Notes.:
1,250,000	6.500% due 6/1/12	1,168,750
200,000	9.875% due 7/1/14 (d)	216,000
2,000,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (d)	2,180,000
1,500,000	United Industries Corp., Series D, 9.875% due 4/1/09	1,575,000
475,000	Venetian Casino Resort, LLC, 11.000% due 6/15/10	543,875

		34,299,106

Energy — 1.9%
3,000,000	Dynegy Holdings Inc., Secured Notes, 8.020% due 7/15/08 (d)(f)	3,262,500
	El Paso Corp.:
125,000	Notes, 7.875% due 6/15/12	129,375
	Sr. Notes:
2,050,000	7.375% due 12/15/12	2,055,125
100,000	7.750% due 1/15/32	92,500
812,000	Magnum Hunter Resources, Inc., 9.600% due 3/15/12	933,800
275,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	312,125
	The Williams Cos., Inc., Notes:
1,000,000	7.625% due 7/15/19	1,120,000
950,000	8.750% due 3/15/32	1,102,000

		9,007,425

Housing Related — 0.4%
1,400,000	Norcraft Cos. L.P., Sr. Sub. Notes, 9.000% due 11/1/11	1,529,500
450,000	THL Buildco Inc., Sr. Sub. Notes, 8.500% due 9/1/14 (d)	486,000

		2,015,500

Manufacturing — 2.3%
400,000	Affinia Group Inc., 9.000% due 11/30/14 (d)	414,000
550,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (d)	611,875
1,350,000	Eagle-Picher Industries, Inc., Sr. Notes, 9.750% due 9/1/13	1,390,500
200,000	General Binding Corp., 9.375% due 6/1/08	202,000
750,000	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	815,625
1,500,000	Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06	1,473,750
	Sequa Corp., Sr. Notes.:
225,000	9.000% due 8/1/09	253,125
1,250,000	Series B, 8.875% due 4/1/08	1,368,750

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Schedule of Investments (unaudited) (continued)

November 30, 2004

Face Amount	Security(a)	Value
Manufacturing — 2.3% (continued)
	Tenneco Automotive Inc.:
$350,000	Series B, 11.625% due 10/15/09	$373,310
75,000	Sr. Sub. Notes, 8.625% due 11/15/14 (d)	78,375
375,000	Titan Corp., 8.000% due 5/15/11	399,375
892,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	1,043,640
	Wesco Distribution Inc.:
1,000,000	9.125% due 6/1/08	1,035,000
990,000	Series B, 9.125% due 6/1/08	1,024,650

		10,483,975

Media & Cable — 4.3%
1,825,000	Cablevision Systems Corp., Sr. Notes, 5.670% due 4/1/09 (d)(f)	1,939,063
3,487,678	Canwest Media Inc., Sr. Sub.Notes, 8.000% due 9/1512 (d)	3,749,254
	Charter Communications Holdings, LLC:
2,500,000	Sr. Discount Notes, (zero coupon until 5/15/06, 11.750% thereafter), due 5/15/11	1,718,750
	Sr. Notes:
650,000	8.250% due 4/1/07	630,500
1,500,000	10.000% due 5/15/11	1,241,250
1,367,000	Dex Media West LLC, Sr. Sub. Notes, Series B, 9.875% due 8/15/13	1,585,720
1,650,000	Echostar DBS Corp., Sr. Notes, 6.625% due 10/1/14 (d)	1,678,875
1,300,000	Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13	931,125
1,000,000	Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10	1,100,000
500,000	Interep National Radio Sales, Inc., Series B, 10.000% due 7/1/08	363,125
1,000,000	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	1,110,000
525,000	Mediacom Broadband LLC, 11.000% due 7/15/13	557,812
275,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13	270,187
850,000	NextMedia Operating, Inc., 10.750% due 7/1/11	955,187
175,000	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (d)	198,187
375,000	PanAmSat Corp., 9.000% due 8/15/14 (d)	403,125
1,000,000	R.H. Donnelly Finance Corp. I, 10.875% due 12/15/12	1,200,000

		19,632,160

Services & Other — 1.4%
987,500	Advanstar Communications Inc., Secured Notes, 9.220% due 8/15/08 (f)	1,039,344
225,000	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (d)	241,875
	Allied Waste North America, Inc., Series B:
650,000	9.250% due 9/1/12	697,125
900,000	Sr. Notes, 7.375% due 4/15/14	843,750
825,000	Cenveo Corp., Sr. Sub. Notes, 7.875 due 12/1/13	783,750

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Schedule of Investments (unaudited) (continued)

November 30, 2004

Face Amount	Security(a)	Value
Services & Other — 1.4% (continued)
	Iron Mountain Inc.:
$375,000	8.250% due 7/1/11	$386,400
750,000	8.625% due 4/1/13	795,000
425,000	7.750% due 1/15/15	433,500
1,375,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	1,265,000

		6,485,744

Technology — 0.6%
	Amkor Technology, Inc.,
500,000	Sr. Notes, 9.250% due 2/15/08	492,500
400,000	Sr. Sub. Notes, 10.500% due 5/1/09	376,000
2,025,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,746,563

		2,615,063

Telecommunications — 2.8%
	Alamosa (Delaware), Inc.:
487,000	11.000% due 7/31/10	571,008
679,000	Zero coupon until 7/31/05, (12.000% thereafter), due 7/31/09	729,925
537,000	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	569,220
900,000	AT&T Corp., Sr. Notes, 9.750% due 11/15/31	1,047,375
375,000	Centennial Cellular Operating Co., 10.125% due 6/15/13	410,625
	Crown Castle International Corp., Sr. Notes:
675,000	7.500% due 12/1/13	727,313
1,000,000	Series B, 7.500% due 12/1/13	1,077,500
175,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	193,375
	Qwest Services Corp., Notes:
1,000,000	14.000% due 12/15/10 (d)	1,190,000
1,750,000	14.500% due 12/15/14 (d)	2,170,000
	SBA Communications Corp.:
275,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11	230,312
1,500,000	Sr. Notes, 10.250% due 2/1/09	1,599,375
700,000	UbiquiTel Operating Co., Sr. Notes, 9.875% due 3/1/11 (d)	771,750
700,000	U.S. Unwired Inc., Secured Notes, Series B, 10.000% due 6/15/12	775,250
775,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	840,875

		12,903,903

Transportation — 0.2%
	Continental Airlines, Inc., Pass-Through Certificates:
596,097	Series 974C, 6.800% due 7/2/07	536,467
674,148	Series 981C, 6.541% due 9/15/08	601,526

		1,137,993

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Schedule of Investments (unaudited) (continued)

November 30, 2004

Face Amount	Security(a)	Value
Utilities — 2.2%
	The AES Corp., Sr. Notes:
$525,000	9.375% due 9/15/10	$609,656
875,000	7.750% due 3/1/14	952,656
1,000,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (d)	1,147,500
2,450,000	Calpine Corp., Secured Notes, 8.500% due 7/15/10 (d)	1,953,875
	Edison Mission Energy, Sr. Notes:
1,525,000	10.000% due 8/15/08	1,776,625
175,000	9.875% due 4/15/11	207,812
1,525,000	NRG Energy Inc., Secured Notes, 8.000% due 12/15/13 (d)	1,692,750
	Reliant Energy, Inc., Secured Notes:
25,000	9.250% due 7/15/10	28,125
1,425,000	9.500% due 7/15/13	1,642,313

		10,011,312

	Total Corporate Bonds & Notes (Cost — $148,314,137)	155,553,020

Face Amount†
Sovereign Bonds — 56.1%
Argentina — 0.9%
	Republic of Argentina:
1,100,000	Discount Bond, Series L-GL, 3.000% due 3/31/23 (e)(f)	618,406
6,525,000	Par Bond, Series L-GP, 6.000% due 3/31/23 (e)	3,621,375

		4,239,781

Brazil — 13.1%
	Federative Republic of Brazil:
1,675,000	10.125% due 5/15/27	1,834,125
475,000	12.250% due 3/6/30	603,250
10,155,000	11.000% due 8/17/40	11,696,021
11,637,088	C Bonds, 8.000% due 4/15/14	11,702,256
1,150,000	Collective Action Securities, 7.720% due 6/29/09 (f)	1,304,675
	DCB, Series L:
26,876,686	Bearer, 3.125% due 4/15/12 (f)	25,146,499
220,589	Registered, 3.125% due 4/15/12 (f)	206,664
7,788,462	FLIRB, Series L, 3.063% due 4/15/09 (f)	7,710,577

		60,204,067

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Schedule of Investments (unaudited) (continued)

November 30, 2004

Face Amount†	Security(a)	Value
Bulgaria — 0.3%
1,542,857	Republic of Bulgaria, FLIRB, Series A, 2.750% due 7/28/12 (f)	$1,542,857

Colombia — 2.5%
	Republic of Colombia:
950,000	11.750% due 2/25/20	1,199,375
1,150,000	8.125% due 5/21/24	1,090,200
8,170,000	10.375% due 1/28/33	9,283,163

		11,572,738

Ecuador — 2.0%
	Republic of Ecuador:
5,030,000	12.000% due 11/15/12 (d)	5,118,025
4,705,000	8.000% due 8/15/30 (d)(f)	4,054,534

		9,172,559

EL Salvador — 0.1%
450,000	Republic of El Salvador, 7.750% due 1/24/23 (d)	487,125

Germany — 6.0%
3,100,000	Aries Vermoegensverwaltungs GmbH, Russian Federation Credit-Linked Notes, Series C, 9.600% due 10/25/14 (d)	3,661,875
	Republic of Germany:
8,400,000EUR	4.750% due 7/4/08	11,886,905
8,300,000EUR	5.250% due 1/4/11	12,201,809

		27,750,589

Mexico — 8.3%
	Petroleos Mexicanos:
5,000,000	8.625% due 12/1/23 (d)	984,000
800,000	9.500% due 9/15/27	5,637,500
	United Mexican States:
4,325,000	11.375% due 9/15/16	6,314,500
	Medium-Term Notes:
1,100,000	6.625% due 3/3/15	1,160,225
	Series A:
13,465,000	6.375% due 1/16/13	14,114,686
294,000	5.875% due 1/15/14	296,426
9,160,000	7.500% due 4/8/33	9,567,620

		38,074,957

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Schedule of Investments (unaudited) (continued)

November 30, 2004

Face Amount†	Security(a)	Value
Panama — 1.3%
6,377,599	Republic of Panama, IRB, 2.750% due 7/17/14 (f)	$6,122,495

Peru — 2.1%
	Republic of Peru:
1,270,000	9.125% due 2/21/12	1,433,830
9,275,000	FLIRB, 4.500% due 3/7/17 (f)	8,430,975

		9,864,805

The Philippines — 1.8%
	Republic of the Philippines:
1,475,000	9.000% due 2/15/13	1,495,281
3,500,000	9.375% due 1/18/17	3,626,875
2,950,000	10.625% due 3/16/25	3,067,853

		8,190,009

Russia — 10.1%
	Russian Federation:
225,000	11.000% due 7/24/18 (d)	304,594
10,425,000	12.750% due 6/24/28 (d)	16,523,625
29,910,000	5.000% due 3/31/30 (d)(f)	29,751,178

		46,579,397

South Africa — 0.8%
	Republic of South Africa:
1,350,000	9.125% due 5/19/09	1,596,375
1,700,000	6.500% due 6/2/14	1,840,250

		3,436,625

Sweden — 1.3%
38,600,000	Kingdom of Sweden, 4.000% due 12/1/09	5,865,255

Turkey — 2.4%
	Republic of Turkey:
475,000	11.750% 6/15/10	591,375
4,725,000	11.500% due 1/23/12	5,953,500
1,100,000	11.000% due 1/14/13	1,366,750
1,170,000	11.875% due 1/15/30	1,611,675
1,225,000	Collective Action Securities, 9.500% due 1/15/14	1,417,937

		10,941,237

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Schedule of Investments (unaudited) (continued)

November 30, 2004

Face Amount†	Security(a)	Value
Ukraine — 0.6%
	Republic of Ukraine:
1,201,701	11.000% due 3/15/07 (d)	$1,258,782
1,300,000	7.650% due 6/11/13 (d)	1,313,000

		2,571,782

Venezuela — 2.5%
	Republic of Venezuela:
4,270,000	5.375% due 8/7/10	3,993,518
2,275,000	8.500% due 10/8/14	2,371,687
950,000	9.250% due 9/15/27	989,662
	Collective Action Securities:
3,250,000	10.750% due 9/19/13	3,859,375
350,000	9.375% due 1/13/34	367,325

		11,581,567

	Total Sovereign Bonds (Cost — $245,711,345)	258,197,845

Face Amount
Loan Participation (f)(g) — 0.7%
$3,138,410	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09 (UBS Financial Services Inc.) (Cost — $3,065,447)	3,083,488

Asset-Backed Securities — 3.7%
1,121,158	AQ Finance Net Interest Margin Trust, Series 2004-RN5, Class A, 5.193% due 6/25/34 (d)	1,119,379
	Bear Stearns Asset-Backed Securities, Net Interest Margin Trust:
	Series 2004-HE5N:
1,368,377	Class A1, 5.000% due 7/25/34 (d)	1,366,391
158,000	Class A2, 5.000% due 7/25/34 (d)	156,961
768,024	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (d)	766,854
1,555,920	Countrywide Asset-Backed Certificates, Series 2004-5N, 5.500% due 10/25/35 (d)	1,556,020
1,071,431	Finance America Net Interest Margin Trust, Series 2004-1, Class N1, 5.250% due 6/27/34 (d)	1,068,786
954,517	First Consumers Master Trust, Series 2001-A, Class A, 2.410% due 9/15/08 (f)	931,823
1,316,777	Novastar Net Interest Margin Trust, Series 2004-N2, 4.458% due 6/26/34 (d)	1,310,513

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Schedule of Investments (unaudited) (continued)

November 30, 2004

Face Amount	Security(a)	Value
Asset-Backed Securities — 3.7% (continued)
	Sail Net Interest Margin Notes,
	Class A:
$290,496	Series 2003-6A, 7.000% due 7/27/33 (d)	$290,108
326,664	Series 2003-7A, 7.000% due 7/27/33 (d)	326,153
1,641,962	Series 2004-8A, 5.000% due 9/27/34 (d)	1,638,459
2,658,460	Series 2004-AA, 4.500% due 10/27/34 (d)	2,648,491
1,450,091	Class B, Series 2004-AA, 7.500% due 10/27/34 (d)	1,415,651
1,040,109	Sharps SP I LLC Net Interest Margin Note Trust, 2004-HS, 5.920% due 2/25/34 (d)	1,040,109
1,500,000	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, 3.465% due 10/25/33 (f)	1,513,572

	Total Asset-Backed Securities (Cost — $17,189,277)	17,149,270

Collateralized Mortgage Obligations — 1.6%
	Fannie Mae Strip:
14,198,578	Series 329, Class 2, 5.500% due 1/1/33 — Interest Only	3,250,970
17,318,951	Series 338, Class 2, 5.500% due 6/1/33 — Interest Only	3,971,444

	Total Collateralized Mortgage Obligations (Cost — $7,635,383)	7,222,414

Shares
Preferred Stock — 0.2%
1,394	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13 (Cost — $431,471)	1,168,521

Warrants
Warrants (h) — 0.0%
450	Mueller Holdings, Inc., (Exercise price of $0.01 per share expiring on 4/15/14. Each warrant exercisable for 109.820 shares of common stock) (d) (Cost — $19,992)	31,613

	Sub-Total Investments (Cost — $647,332,678)	672,834,311

Face Amount
Repurchase Agreements — 23.2%
$18,000,000	Bank of America Securities Inc. dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity —$18,001,035; (Fully collateralized by various U.S. Government agency obligations, 0.000% to 6.000% due 1/21/05 to 1/15/13; Market value — $18,360,002)	18,000,000
18,000,000	Deutsche Bank Securities Inc. dated 11/30/04, 2.060% due 12/1/04; Proceeds at maturity —$18,001,030; (Fully collateralized by various U.S. Government agency obligations, 2.500% to 6.625% due 1/15/06 to 12/27/29; Market value — $18,360,030)	18,000,000

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Schedule of Investments (unaudited) (continued)

November 30, 2004

Face Amount	Security(a)	Value
Repurchase Agreements — 23.2% (continued)
$18,499,000	Goldman Sachs Group Inc. dated 11/30/04, 2.060% due 12/1/04; Proceeds at maturity —$18,500,059) (Fully collateralized by various U.S. Government obligations, 1.625% to 14.000% due 12/31/04 to 8/15/28; Market value — $18,869,017)	$18,499,000
26,000,000	Merrill Lynch Government Securities Inc. dated 11/30/04, 2.050% due 12/1/04; Proceeds at maturity — $26,001,480; (Fully collateralized by various U.S. Government agency obligations, 0.000% to 3.750% due 1/07/05 to 7/28/09; Market value — $26,520,206)	26,000,000
26,000,000	UBS Securities LLC dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity — $26,001,495; (Fully collateralized by various U.S. Government agency obligations, 0.000% to 8.875% due 12/10/04 to 1/15/30; Market value — $26,520,087)	26,000,000

	Total Repurchase Agreements (Cost — $106,499,000)	106,499,000

	Total Investments — 169.4% (Cost — $753,831,678*)	779,333,311
	Liabilities in Excess of Other Assets — (69.4)%	(319,359,802)

	Total Net Assets — 100.0%	$459,973,509

†	Face amount denominated in U.S. dollars unless otherwise indicated.
(a)	All securities are segregated as collateral pursuant to revolving credit facility, forward foreign currency contracts or “to-be-announced” securities.
(b)	Security acquired under mortgage dollar roll agreement (See Note 3).
(c)	Security is traded on a “to-be-announced” basis (See Note 3).
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(e)	Security is currently in default.
(f)	Rate shown reflects current rate on instrument with variable rates or step coupon rates.
(g)	Participation interest was acquired through the financial institution indicated parenthetically.
(h)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
C BOND	— Capitalization Bond
DCB	— Debt Conversion Bond
EUR	— Euro
FLIRB	— Front Loaded Interest Reduction Bond
IRB	— Interest Reduction Bond
NMB	— New Money Bond
PDI	— Past Due Interest

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Statement of Assets and Liabilities (unaudited)

November 30, 2004

ASSETS:
Investments, at value (Cost — $647,332,678)	$672,834,311
Repurchase agreements, at value (Cost — $106,499,000)	106,499,000
Foreign currency, at value (Cost — $248,029)	247,304
Cash	464
Interest receivable	9,273,747
Receivable for securities sold	5,273,664
Deposits with brokers for initial margin on futures contracts	1,441,200
Receivable for open forward and spot currency contracts	109,563

Total Assets	795,679,253

LIABILITIES:
Payable for securities purchased	234,476,593
Loan payable (Note 4)	100,000,000
Management fee payable	551,606
Deferred dollar roll income	234,458
Interest payable (Notes 3 and 4)	186,976
Offering cost payable	60,259
Payable to broker — variation margin	59,438
Accrued expenses	136,414

Total Liabilities	335,705,744

Total Net Assets	$459,973,509

NET ASSETS:
Par value of capital shares ($0.001 par value, 100,000,000 shares authorized; 30,542,075 shares outstanding)	$30,542
Capital paid in excess of par value	436,689,863
Undistributed net investment income	850,354
Accumulated net realized loss from investment transactions and futures contracts	(3,215,504)
Net unrealized appreciation of investments, futures contracts and foreign currencies	25,618,254

Total Net Assets	$459,973,509

Net Asset Value, per share ($459,973,509 ÷ 30,542,075 shares outstanding)	$15.06

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Statement of Operations (unaudited)

For the Six Months Ended November 30, 2004

INVESTMENT INCOME:
Interest	$16,985,429
Dividends	13,141

Total Investment Income	16,998,570

EXPENSES:
Management fee (Note 2)	3,291,986
Interest expense (Notes 3 and 4)	1,087,455
Custody	70,180
Shareholder communications	43,412
Audit and tax services	33,558
Legal fees	32,919
Directors’ fees	28,098
Shareholder servicing fees	19,872
Stock exchange listing fees	10,526
Loan fees	4,277
Insurance	2,304
Other	6,440

Total Expenses	4,631,027

Net Investment Income	12,367,543

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	7,094,007
Futures contracts	(3,729,349)
Foreign currency transactions	(1,259,852)

Net Realized Gain	2,104,806

Change in Net Unrealized Appreciation/Depreciation From:
Investments	23,852,507
Futures contracts	(3,471,497)
Foreign currencies	1,698,328

Net Change in Unrealized Appreciation/Depreciation of Investments, Futures Contracts and Foreign Currencies	22,079,338

Net Gain on Investments, Futures Contracts and Foreign Currencies	24,184,144

Increase in Net Assets From Operations	$36,551,687

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Statement of Changes in Net Assets

For the Six Months Ended November 30, 2004 (unaudited) and the Year Ended May 31, 2004†

	November 30	May 31
OPERATIONS:
Net investment income	$12,367,543	$30,395,718
Net realized gain	2,104,806	3,571,596
Net change in unrealized appreciation/depreciation	22,079,338	3,538,916

Increase in Net Assets From Operations	36,551,687	37,506,230

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(14,305,908)	(29,548,481)
Net realized gains	(5,164,665)	(1,829,628)

Decrease in Net Assets From Dividends and Distributions to Shareholders	(19,470,573)	(31,378,109)

FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares (30,325,000 shares issued, net of $909,750 offering costs)	—	433,495,875
Proceeds from shares issued on reinvestment of dividends (210,080 shares issued)	—	3,168,399

Increase in Net Assets From Fund Share Transactions	—	436,664,274

Increase in Net Assets	17,081,114	442,792,395

NET ASSETS:
Beginning of period	442,892,395	100,000

End of period*	$459,973,509	$442,892,395

* Includes undistributed net investment income of:	$850,354	$4,048,571

†	For the period July 28, 2003 (commencement of operations) to May 31, 2004.

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Statement of Cash Flows (unaudited)

For the Six Months Ended November 30, 2004

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest and dividends received	$16,242,457
Operating expenses paid	(3,853,980)
Net sales of short-term investments	36,501,000
Realized loss on foreign currencies transactions	(1,259,852)
Realized loss on futures contracts	(3,729,349)
Net change in unrealized depreciation on futures contracts	(3,471,497)
Net change in unrealized appreciation on foreign currencies	1,536,281
Net purchases of long-term investments	(239,240,767)
Proceeds from disposition of long-term investments	192,197,126
Interest paid	(1,023,772)
Net change in payable to broker — variation margin	864,875

Net Cash Used By Operating Activities	(5,237,478)

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Cash distributions paid on Common Stock	(19,470,573)
Net receipt from dollar roll transactions	27,719,097
Offering costs paid	(444,125)

Net Cash Provided By Financing Activities	7,804,399

Net Increase in Cash	2,566,921
Due to Custodian, Beginning of period	(877,953)

Cash, End of period	$1,688,968

RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase in Net Assets From Operations	$36,551,687

Accretion of discount on securities	(1,795,464)
Amortization of premium on investments	1,422,317
Increase in investments, at value	(36,840,902)
Increase in interest receivable	(170,590)
Increase in receivable for securities sold	(4,358,939)
Increase in payable of securities purchased	1,250,885
Increase in receivable for open forward and spot currency contacts	(1,702,246)
Increase in payable to broker — variation margin	812,391
Capitalized income on payment-in-kind securities	(159,892)
Increase in interest payable	63,683
Decrease in accrued expenses	(310,408)

Total Adjustments	(41,789,165)

Net Cash Flows Used By Operating Activities	$(5,237,478)

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Financial Highlights

Data for a share of capital stock outstanding throughout the period ended May 31, unless otherwise noted:

	2004(1)(3)	2004(2)(3)
Net Asset Value, Beginning of Period	$14.50	$14.30 *

Income From Operations:
Net investment income	0.41	1.00
Net realized and unrealized gain	0.79	0.23

Total Income From Operations	1.20	1.23

Less Dividends and Distributions From:
Net investment income	(0.47)	(0.97)
Net realized gains	(0.17)	(0.06)

Total Dividends and Distributions	(0.64)	(1.03)

Increase in Net Asset Value Due to Shares Issued on Reinvestment of Dividends	—	0.00 #

Net Asset Value, End of Period	$15.06	$14.50

Market Price, End of Period	$14.44	$13.76

Total Return, Based on Market Price(4)‡	9.82%	(1.63)%
Ratios to Average Net Assets:
Total expenses, including interest expense†	2.05%	1.79%
Total expenses, excluding interest expense (operating expenses)†	1.57%	1.45%
Net investment income†	5.48%	7.93%
Supplemental Data:
Net Assets, End of Period (000s)	$459,974	$442,892
Portfolio Turnover Rate**	31%	100%
Loans Outstanding, End of Period (000s)	$100,000	$100,000
Asset Coverage (000s)	$559,974	$542,892
Asset Coverage for Loan Outstanding	560%	543%
Weighed Average Loan (000s)	$100,000	$108,367
Weighted Average Interest Rate on Loans†	2.17%	1.65%

(1)	For the six months ended November 30, 2004 (unaudited).
(2)	For the period July 28, 2003 (commencement of operations) to May 31, 2004.
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
*	Initial public offering price of $15.00 per share less offering costs and sales load totaling $0.70 per share.
**	Excluding mortgage dollar roll transactions. For the six months ended November 30, 2004 and the period ended May 30, 2004, if mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 217% and 285%, respectively.
#	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Notes to Financial Statements (unaudited)

Note  1.  Significant  Accounting  Policies

Salomon Brothers Global High Income Fund Inc. (“Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield fixed income securities issued by corporate issuers, emerging market fixed income securities and investment grade fixed income securities. As a secondary objective, the Fund seeks total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) SECURITIES VALUATION. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund’s policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Notes to Financial Statements (unaudited) (continued)

and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) FUTURES CONTRACTS. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) FORWARD FOREIGN CURRENCY CONTRACTS. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(e) MORTGAGE DOLLAR ROLLS. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

(f) LOAN PARTICIPATIONS. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“lenders”). The Fund’s investment in any such loan may be in the form of a participation in or

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Notes to Financial Statements (unaudited) (continued)

an assignment of the loan. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. The Fund may have difficulty disposing of participations/assignments because the market for certain instruments may not be highly liquid.

(g) CASH FLOW INFORMATION. The Fund invests in securities and distributes dividends from net investment income and net realized gains from investment transactions which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

(h) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

(i) FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

(j) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP due primarily to differences in the treatment of foreign currency gains/losses, deferral of wash sales, and post-October losses incurred by the Fund.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Notes to Financial Statements (unaudited) (continued)

Note  2.  Management  Fee  and  Other  Transactions

Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager and administrator to the Fund. SBAM is responsible on a day-to-day basis for the management of the Fund’s portfolio in accordance with the Fund’s investment objectives and policies and for making decisions to buy, sell or hold particular securities of the Fund. The fee for these services is payable monthly at an annual rate of 0.85% of the Fund’s average daily net assets plus the proceeds of any outstanding borrowings.

In connection with SBAM’s service as investment manager to the Fund, Citigroup Asset Management Ltd. (“CAM Ltd.”), an indirect wholly-owned subsidiary of Citigroup, may provide certain advisory services to SBAM relating to currency transactions and investments in non-dollar-denominated debt securities for the benefit of the Fund pursuant to a sub-advisory consulting agreement. SBAM pays CAM Ltd. a fee for its services at no additional expense to the Fund.

During periods in which the Fund is utilizing financial leverage, the fee which is payable to SBAM as a percentage of the Fund’s assets will be higher than if the Fund did not utilize leverage because the fee is calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

At November 30, 2004, Citigroup Financial Products Inc., an affiliate of SBAM and an indirect wholly-owned subsidiary of Citigroup, held 7,982 shares of the Fund.

Certain officers and/or directors of the Company are also officers and/or directors of SBAM and do not receive compensation from the Company.

Note  3.  Portfolio  Activity

During the six months ended November 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) were as follows:

Purchases	$240,331,760

Sales	$196,551,659

At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,255,731
Gross unrealized depreciation	(3,754,098)

Net unrealized appreciation	$25,501,633

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Notes to Financial Statements (unaudited) (continued)

At November 30, 2004, the Fund had the following open futures contracts:

Contracts to Sell	Number of Contracts	Expiration	Basis Value	Market Value	Unrealized Gain (Loss)
U.S. Treasury 5 Year Note	634	12/04	$69,866,483	$69,561,688	$304,795
U.S. Treasury 10 Year Note	1,248	12/04	138,744,004	139,093,500	(349,496)

					$(44,701)

At November 30, 2004, the Fund had open forward foreign currency contracts as described below. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Euro	29,238,427	$38,786,029	2/24/05	$650,458
Contracts to Sell:
Euro	36,310,665	48,167,656	2/24/05	(540,144)

				$110,314

At November 30, 2004, the average monthly balance of mortgage dollar rolls outstanding was $225,665,253. For the six months ended November 30, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $224,965,626. Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at November 30, 2004 included JP Morgan Chase & Co. ($67,179,167) and Bear Stearns & Co. Inc. ($63,908,958).

At November 30, 2004, the Fund held TBA securities with a total cost of $224,965,626.

At November 30, 2004, the Fund held loan participations with a total cost of $3,065,447 and a total market value of $3,083,488.

Note  4.  Loan

At November 30, 2004, the Fund had outstanding a $100,000,000 loan pursuant to a revolving credit and security agreement with Three Pillars Funding Corp. and Citicorp North America Inc. (“CNA”), an affiliate of SBAM. In addition, CNA acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Notes to Financial Statements (unaudited) (continued)

and any additional expenses. For the six months ended November 30, 2004, the Fund paid interest expense on this loan of $1,023,772.

Note  5.  Dividends  Subsequent  to  November   30,  2004

On October 22, 2004, the Board of Directors (“Board”) of the Fund declared three dividends from net investment income, each in the amount of $0.10625 per share, payable on December 17, 2004, January 28, 2004 and February 25, 2005 to shareholders of record on December 7, 2004, January 19, 2004 and February 15, 2005, respectively.

Note  6.  Capital  Shares

On October 22, 2003, the Fund’s Board authorized the Fund to repurchase from time to time in the open market up to 3,000,000 shares of the Fund’s common stock. The Board directed the management of the Fund to repurchase shares of the Fund’s common stock at such times and in such amounts as management believes will enhance shareholder value, subject to review by the Fund’s Board. As of November 30, 2004 the Fund had not repurchased any shares since the inception of the repurchase plan.

Note  7.  Additional  Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Notes to Financial Statements (unaudited) (continued)

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Additional Information (unaudited)

Result of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Salomon Brothers Global High Income Fund Inc. (“Fund”) was held on August 30, 2004, for the purpose of considering and voting upon the election of: Carol L. Colman and Daniel P. Cronin, as Class I Directors to serve until the 2005 Annual Meeting; William R. Hutchinson, Leslie H. Gelb and R. Jay Gerken as Class II Directors to serve until the 2006 Annual Meeting; and Riordan Roett and Jeswald W. Salacuse as Class III Directors of the Fund, to serve until the 2007 Annual Meeting of Shareholders. The following table provides information concerning the matter voted upon at the Meeting:

Nominee	Votes For	Votes Withheld
Carol L. Colman	29,676,123	333,854
Daniel P. Cronin	29,703,428	306,549
Leslie H. Gelb	29,664,455	345,522
R. Jay Gerken	29,704,434	305,543
William R. Hutchinson	29,707,417	302,118
Riordan Roett	29,701,417	308,560
Jeswald W. Salacuse	29,673,574	336,403

At November 30, 2004, the foregoing Directors constituted the entire Board of Directors of the Fund.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Dividend Reinvestment Plan (unaudited)

Unless you elect to receive distributions in cash, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by PFPC, as agent for the Common Shareholders (the “Plan Agent”), in additional Common Shares under the Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by PFPC as dividend paying agent.

If you participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)  If the market price of the Common Shares on the record date (or, if the record date is not a New York Stock Exchange trading day, the immediately preceding trading day) for determining shareholders eligible to receive the relevant dividend or distribution (the “determination date”) is equal to or exceeds 98% of the net asset value per share of the Common Shares, the Fund will issue new Common Shares at a price equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the market price per share of the Common Shares on the determination date.

(2)  If 98% of the net asset value per share of the Common Shares exceeds the market price of the Common Shares on the determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds 98% of the net asset value per share of the Common Shares at the close of trading on the Exchange on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share.

The Plan Agent maintains all participants’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Dividend Reinvestment Plan (unaudited) (continued)

You may withdraw from the Plan by notifying the Plan Agent in writing at P.O. Box 43027, Boston, Massachusetts 02266-3027 or by calling the Plan Agent at 1-800-331-1710. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Shares. The Plan may be terminated by the Fund upon notice in writing mailed to Common Shareholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination is to be effective. Upon any termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your shares on your behalf. You will be charged $5.00 plus a $0.05 per Common Share service charge and the Plan Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

There is no service charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional Common Shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Shares over time.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan and your account may be obtained from the Plan Agent at 1-800-331-1710.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Additional Shareholder Information (unaudited)

The report is transmitted to the shareholders of the Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC  .

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA

Chairman and Chief Executive Officer

PETER J. WILBY, CFA

President

ANDREW B. SHOUP

Senior Vice President and

Chief Administrative Officer

FRANCES M. GUGGINO

Chief Financial Officer and Treasurer

JAMES E. CRAIGE, CFA

Executive Vice President

ROGER M. LAVAN, CFA

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

ANDREW BEAGLEY

Chief Compliance Officer

WENDY S. SETINCKA

Controller

ROBERT I. FRENKEL

Secretary and Chief Legal Officer

Salomon Brothers Global High Income Fund Inc.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

Telephone 1-888-777-0102

INVESTMENT MANAGER AND ADMINISTRATOR

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

DIVIDEND DISBURSING AND TRANSFER AGENT

PFPC Inc.

P.O. Box 43027

Boston, Massachusetts 02266-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, New York 10017

LEGAL COUNSEL

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017-3909

NEW YORK STOCK EXCHANGE SYMBOL

EHI

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-making in voting proxies.

If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.	[RESERVED]

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a - 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Global High Income Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Global High Income Fund Inc.

Date: February 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers Global High Income Fund Inc.

Date: February 4, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Administrative Officer of
Salomon Brothers Global High Income Fund Inc.

Date: February 4, 2005